Calvert
Global Energy Solutions Fund
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Australia — 0.5%
AusNet Services(1)	404,542	$ 467,398
		$ 467,398
Austria — 0.7%
Verbund AG	13,197	$ 592,706
		$ 592,706
Belgium — 1.1%
Umicore S.A.	21,693	$ 1,023,998
		$ 1,023,998
Brazil — 1.2%
Omega Geracao S.A.(2)	85,900	$595,823
Sao Martinho S.A.	130,952	510,747
		$1,106,570
Canada — 4.1%
Boralex, Inc., Class A	26,555	$604,412
Brookfield Renewable Partners L.P.	14,012	671,175
Canadian Solar, Inc.(2)	38,220	736,499
Innergex Renewable Energy, Inc.	39,412	554,485
Northland Power, Inc.(1)	26,829	671,516
TransAlta Renewables, Inc.(1)	49,790	535,088
		$3,773,175
China — 5.0%
BYD Co., Ltd., Class H(1)	84,500	$658,787
China Everbright International, Ltd.	1,078,037	571,976
China Longyuan Power Group Corp., Ltd., Class H	1,087,000	612,857
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	788,300	678,291
Xinyi Solar Holdings, Ltd.	1,162,000	1,117,417
Yadea Group Holdings, Ltd.(2)(3)	702,000	481,275
Zhuzhou CRRC Times Electric Co., Ltd., Class H	161,300	413,639
		$4,534,242
Denmark — 2.7%
Novozymes A/S, Class B	9,897	$573,787
Orsted A/S(3)	6,251	722,545
Rockwool International A/S, Class B	1,715	466,745
Vestas Wind Systems A/S	7,194	736,685
		$2,499,762
Finland — 1.0%
Metsa Board Oyj(1)	66,728	$452,947
Neste Oyj	11,788	462,986
		$915,933
Security	Shares	Value
France — 5.1%
Albioma S.A.	14,246	$ 588,898
Cie de Saint-Gobain(2)	16,700	602,552
Danone S.A.	6,951	482,491
Engie S.A.(2)	39,838	494,068
Legrand S.A.	8,254	627,159
Neoen S.A.(2)(3)	14,334	582,690
Nexans S.A.(2)	11,363	528,678
Schneider Electric SE	6,342	705,462
		$4,611,998
Germany — 7.3%
Bayerische Motoren Werke AG	7,914	$505,235
Daimler AG	12,423	505,416
Deutsche Post AG	15,281	561,116
Encavis AG	38,602	562,427
Evonik Industries AG	19,927	507,541
Infineon Technologies AG	28,093	658,280
Nordex SE(2)	70,556	704,855
OSRAM Licht AG(2)	9,358	428,897
Siemens AG	5,981	705,382
SMA Solar Technology AG(2)	21,289	660,322
Varta AG(1)(2)	7,638	861,922
		$6,661,393
Greece — 0.5%
Terna Energy S.A.	40,877	$441,390
		$441,390
Ireland — 1.8%
CRH PLC	14,595	$502,363
Kingspan Group PLC	8,686	560,736
Trane Technologies PLC	6,359	565,824
		$1,628,923
Italy — 2.7%
Enel SpA	61,968	$535,927
ERG SpA	23,501	507,822
Falck Renewables SpA	78,332	480,555
Snam SpA	101,262	493,667
Terna Rete Elettrica Nazionale SpA	69,799	481,442
		$2,499,413
Japan — 6.3%
Daikin Industries, Ltd.	4,100	$663,380
Ferrotec Holdings Corp.	84,300	511,375
GS Yuasa Corp.	26,900	477,739
Hitachi Metals, Ltd.(1)	40,900	490,220
Meidensha Corp.	39,500	642,173

Calvert
Global Energy Solutions Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Mitsubishi Electric Corp.	44,200	$ 577,308
Nidec Corp.	7,700	518,739
Nippon Express Co., Ltd.	9,300	482,237
Nissan Motor Co., Ltd.	121,800	451,689
Sumitomo Chemical Co., Ltd.	152,000	457,337
Yokogawa Electric Corp.(1)	32,100	502,965
		$ 5,775,162
Netherlands — 0.6%
Signify NV(2)(3)	21,224	$545,669
		$545,669
New Zealand — 2.0%
Infratil, Ltd.	187,734	$572,718
Mercury NZ, Ltd.	195,242	594,831
Meridian Energy, Ltd.	207,442	646,660
		$1,814,209
Norway — 1.1%
Norsk Hydro ASA(2)	182,002	$507,764
Scatec Solar ASA(3)	32,420	529,879
		$1,037,643
Portugal — 0.7%
EDP Renovaveis S.A.	42,702	$590,260
		$590,260
Singapore — 0.6%
City Developments, Ltd.	86,600	$529,219
		$529,219
South Korea — 3.2%
Ecopro BM Co., Ltd.	7,303	$740,344
LG Chem, Ltd.	1,507	621,907
LG Display Co., Ltd.(2)	52,453	502,200
Samsung SDI Co., Ltd.	3,548	1,084,842
		$2,949,293
Spain — 4.5%
Acciona S.A.(1)	5,650	$555,821
Atlantica Sustainable Infrastructure PLC	20,560	598,296
Ence Energia y Celulosa S.A.(1)	145,207	477,045
Iberdrola S.A.	44,163	515,589
Red Electrica Corp. S.A.(1)	26,883	502,968
Siemens Gamesa Renewable Energy S.A.(1)(2)	52,031	926,409
Solaria Energia y Medio Ambiente S.A.(2)	43,887	558,726
		$4,134,854
Security	Shares	Value
Sweden — 1.1%
Fabege AB	38,936	$ 457,910
Nibe Industrier AB, Class B(2)	23,698	525,618
		$ 983,528
Switzerland — 1.9%
ABB, Ltd.	30,750	$ 697,500
Gurit Holding AG	439	643,049
Landis+Gyr Group AG(2)	6,496	420,812
		$ 1,761,361
Taiwan — 5.7%
Chroma ATE, Inc.	109,000	$564,096
Delta Electronics, Inc.	209,000	1,192,636
Epistar Corp.	637,000	801,392
Everlight Electronics Co., Ltd.	341,000	360,432
OptoTech Corp.	844,200	590,521
Simplo Technology Co., Ltd.	73,000	796,411
Sino-American Silicon Products, Inc.	265,000	859,376
		$5,164,864
Thailand — 1.5%
BCPG PCL	797,300	$405,947
CK Power PCL	2,942,200	394,680
Energy Absolute PCL NVDR	476,700	610,023
		$1,410,650
United Kingdom — 3.6%
Croda International PLC	7,420	$481,935
easyJet PLC(1)	56,059	473,268
John Laing Group PLC(3)	109,201	473,028
Johnson Matthey PLC	18,746	488,219
Linde PLC	2,329	494,004
Smart Metering Systems PLC	61,167	449,061
United Utilities Group PLC	41,954	471,426
		$3,330,941
United States — 32.4%
3M Co.	3,042	$474,522
AAON, Inc.	8,373	454,570
Acuity Brands, Inc.	5,422	519,102
AES Corp. (The)	37,733	546,751
Alaska Air Group, Inc.	13,784	499,808
Alphabet, Inc., Class A(2)	332	470,793
Ameresco, Inc., Class A(2)	16,355	454,342
American Superconductor Corp.(2)	65,640	533,653
Aptiv PLC	7,536	587,205
BorgWarner, Inc.	15,884	560,705
Clearway Energy, Inc., Class C	26,184	603,803

Calvert
Global Energy Solutions Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Covanta Holding Corp.	57,039	$ 547,004
Cree, Inc.(2)	9,506	562,660
Cummins, Inc.	2,779	481,490
Delphi Technologies PLC(2)	30,268	430,108
Eaton Corp. PLC	6,907	604,224
Emerson Electric Co.	9,811	608,576
EnerSys	13,243	852,584
Enphase Energy, Inc.(2)	8,341	396,781
Enviva Partners L.P.	13,352	481,206
First Solar, Inc.(2)	18,645	922,927
General Mills, Inc.	7,553	465,642
Gibraltar Industries, Inc.(2)	9,480	455,135
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,381	437,743
Ingersoll Rand, Inc.(2)	18,805	528,797
International Business Machines Corp.	3,812	460,375
Itron, Inc.(2)	6,867	454,939
Johnson Controls International PLC	18,411	628,552
Livent Corp.(2)	108,711	669,660
Microsoft Corp.	2,596	528,312
NextEra Energy Partners, L.P.	11,660	597,925
NextEra Energy, Inc.	1,863	447,437
ON Semiconductor Corp.(2)	56,819	1,126,153
Ormat Technologies, Inc.	8,296	526,713
Owens Corning	9,166	511,096
Plug Power, Inc.(1)(2)	182,280	1,496,519
Power Integrations, Inc.	7,943	938,307
Renewable Energy Group, Inc.(2)	18,281	453,003
Rockwell Automation, Inc.	2,715	578,295
SolarEdge Technologies, Inc.(2)	6,624	919,279
SunPower Corp.(1)(2)	65,000	497,900
Sunrun, Inc.(2)	33,249	655,670
Tenneco, Inc., Class A(1)(2)	50,993	385,507
TerraForm Power, Inc., Class A	33,977	626,536
Tesla, Inc.(2)	812	876,806
Universal Display Corp.	6,349	949,937
Vivint Solar, Inc.(1)(2)	82,045	812,245
Waste Management, Inc.	4,461	472,465
Whirlpool Corp.	3,907	506,074
		$29,599,836
Total Common Stocks (identified cost $80,342,094)		$90,384,390

High Social Impact Investments — 0.4%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(4)(5)	$264	$ 259,686
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(5)(6)	53	51,087
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(5)(6)	68	58,204
Total High Social Impact Investments (identified cost $384,568)		$ 368,977

Short-Term Investments — 7.3%

Other — 0.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(7)	192,592	$ 192,592
Total Other (identified cost $192,592)		$ 192,592

Securities Lending Collateral — 7.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(8)	6,455,246	$ 6,455,246
Total Securities Lending Collateral (identified cost $6,455,246)		$ 6,455,246
Total Short-Term Investments (identified cost $6,647,838)		$ 6,647,838

Total Investments — 106.6% (identified cost $87,374,500)	$97,401,205
Other Assets, Less Liabilities — (6.6)%	$(5,991,669)
Net Assets — 100.0%	$91,409,536

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $9,231,621 and the total market value of the collateral received by the Fund was $9,463,882, comprised of cash of $6,455,246 and U.S. government and/or agencies securities of $3,008,636.
(2)	Non-income producing security.

Calvert
Global Energy Solutions Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

(3)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,335,086, which represents 3.6% of the net assets of the Fund as of June 30, 2020.
(4)	Affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $368,977, which represents 0.4% of the net assets of the Fund as of June 30, 2020.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2020.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(8)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	32.8%
Utilities	24.2
Information Technology	21.0
Materials	9.2
Consumer Discretionary	6.5
Consumer Staples	1.6
Energy	1.5
Real Estate	1.1
Communication Services	0.5
Financials	0.5
High Social Impact Investments	0.4
Total	99.3%
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$263,568
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	53,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	68,000

Abbreviations:
NVDR	– Non-Voting Depository Receipt
PCL	– Public Company Limited

Calvert
Global Energy Solutions Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

At June 30, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $452,278, which represents 0.5% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of issuer/affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$1,790,478	$ —	$(1,800,000)	$ —	$9,522	$ —	$5,250	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	263,568	—	—	(3,882)	259,686	2,141	263,568
Short-Term Investments
Calvert Cash Reserves Fund, LLC	—	2,457,882	(2,265,290)	—	—	192,592	31	192,592
Totals				$ —	$5,640	$452,278	$7,422

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$ 467,398	$ —	$467,398
Austria	—	592,706	—	592,706
Belgium	—	1,023,998	—	1,023,998
Brazil	1,106,570	—	—	1,106,570
Canada	3,773,175	—	—	3,773,175
China	—	4,534,242	—	4,534,242
Denmark	—	2,499,762	—	2,499,762
Finland	—	915,933	—	915,933
France	—	4,611,998	—	4,611,998
Germany	—	6,661,393	—	6,661,393
Greece	—	441,390	—	441,390
Ireland	565,824	1,063,099	—	1,628,923
Italy	—	2,499,413	—	2,499,413
Japan	—	5,775,162	—	5,775,162
Netherlands	—	545,669	—	545,669
New Zealand	—	1,814,209	—	1,814,209
Norway	—	1,037,643	—	1,037,643
Portugal	—	590,260	—	590,260

Calvert
Global Energy Solutions Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Singapore	$—	$ 529,219	$ —	$529,219
South Korea	—	2,949,293	—	2,949,293
Spain	598,296	3,536,558	—	4,134,854
Sweden	—	983,528	—	983,528
Switzerland	—	1,761,361	—	1,761,361
Taiwan	—	5,164,864	—	5,164,864
Thailand	—	1,410,650	—	1,410,650
United Kingdom	494,004	2,836,937	—	3,330,941
United States	29,599,836	—	—	29,599,836
Total Common Stocks	$36,137,705	$54,246,685(1)	$—	$90,384,390
High Social Impact Investments	$—	$368,977	$—	$368,977
Short-Term Investments:
Other	—	192,592	—	192,592
Securities Lending Collateral	6,455,246	—	—	6,455,246
Total Investments	$42,592,951	$54,808,254	$ —	$97,401,205

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.